Regulatory Matters (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Regulatory Matters [Abstract]
Components of Regulatory Assets and Liabilities

	Remaining Rate Recovery/Amortization Period in Effect At September 30, 2023	At September 30, 2023	At December 31, 2022
Regulatory assets:
Employee retirement liability (a)(b)(c)(d)	To be determined	$162	$157
Employee retirement costs being amortized	5 years	102	158
Employee retirement costs incurred since the last base rate review periods (b)	To be determined	74	91
Self-insurance reserve (primarily storm recovery costs) being amortized	5 years	483	181
Self-insurance reserve incurred since the last base rate review periods (primarily storm related) (b)	To be determined	440	571
Debt reacquisition costs	Lives of related debt	11	15
Under-recovered AMS costs being amortized	5 years	89	107
Energy efficiency program performance bonus (a)	Approximately 1 year	28	28
Wholesale distribution substation service costs being amortized	5 years	69	—
Wholesale distribution substation service costs incurred since the last base rate review periods (b)	To be determined	28	97
Expenses related to COVID-19 being amortized	5 years	32	—
Unrecovered expenses related to COVID-19 incurred since the last base rate review periods (b)	To be determined	2	37
Recoverable deferred income taxes	Various	34	25
Uncollectible payments from REPs being amortized	5 years	7	—
Uncollectible payments from REPs incurred since the last base rate review periods (b)	To be determined	—	8
Other regulatory assets	Various	31	27

Total regulatory assets		1,592	1,502

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,500	1,431
Excess deferred taxes	Primarily over lives of related assets	1,326	1,375
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	41	101
Unamortized gain on reacquisition of debt	Lives of related debt	25	25
Employee retirement costs over-recovered being refunded	5 years	25	—
Employee retirement costs over-recovered since the last base rate review periods (b)	To be determined	36	60
Other regulatory liabilities	Various	35	22

Total regulatory liabilities		2,988	3,014

Net regulatory assets (liabilities)		$(1,396)	$(1,512)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.
(d)
Reflects a $20 million reclassification related to employee retirement liabilities from regulatory assets to other comprehensive income in the first quarter of 2023, recorded as a result of the final order in our comprehensive base rate review (PUCT Docket No. 53601).

	Remaining Rate Recovery/Amortization Period at December 31, 2022	At December 31,
		2022	2021
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$157	$328
Employee retirement costs being amortized	5 years	158	193
Employee retirement costs incurred since the last base rate review period (b)	To be determined	91	99
Self-insurance reserve (primarily storm recovery costs) being amortized	5 years	181	223
Self-insurance reserve incurred since the last base rate review period (primarily storm related) (b)	To be determined	571	373
Debt reacquisition costs	Lives of related debt	15	19
Under-recovered AMS costs	5 years	107	128
Energy efficiency program performance bonus (a)	1 year or less	28	31
Wholesale distribution substation service (b)	To be determined	97	75
Unrecovered expenses related to COVID-19 (b)	To be determined	37	35
Recoverable deferred income taxes	Various	25	16
Uncollectible payments from REPs (b)	To be determined	8	9
Other regulatory assets	Various	27	18

Total regulatory assets		1,502	1,547

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,431	1,348
Excess deferred taxes	Primarily over lives of related assets	1,375	1,442
Over-recovered wholesale transmission service expense (a)	1 year or less	101	7
Unamortized gain on reacquisition of debt	Lives of related debt	25	26
Employee retirement costs over-recovered since last base rate review period (b)	To be determined	60	39
Other regulatory liabilities	Various	22	14

Total regulatory liabilities		3,014	2,876

Net regulatory assets (liabilities)		$(1,512)	$(1,329)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

Schedule of Interim Rate Update Applications

Filing Type	PUCT Docket No.	Filed	Effective Date	Annual Revenue Impact
DCRF	55525 (a)	September 2023	November 2023 (a)	$56	(a)
DCRF	55190	June 2023	September 2023 (b)	$153
TCOS	55282	July 2023	September 2023	$42

(a)	The effective date and annual revenue impact are pending PUCT approval. The Annual revenue impact reflects the requested increase amount.
(b)
The PUCT approved rates reflecting a $153 million revenue impact on November 2, 2023. However, in accordance with PUCT rules and pursuant to an order issued by the administrative law judge in the proceeding, we implemented interim rates reflecting our requested annual revenue impact on September 1, 2023.